Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 120	$ 105	$ 107	$ 24
Provision for credit losses	(51)	(1)	(38)	81
Exchange rate changes/other	(2)		(2)	(1)
Balance at end of period	67	104	67	104
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,525	5,865	6,115	3,419
Provision for credit losses	(492)	678	(454)	3,833
Net write-offs	(164)	(387)	(598)	(1,039)
Exchange rate changes/other	(2)	(91)	(196)	(148)
Balance at end of period	4,867	6,065	4,867	6,065
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,146	5,230	5,639	3,100
Balance at end of period	4,588	5,509	4,588	5,509
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	227	529	363	295
Balance at end of period	203	445	203	445
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	120	105	107	24
Balance at end of period	67	104	67	104
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	32	1	6
Balance at end of period	9	7	9	7
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	495	484	518	402
Provision for credit losses	(40)	62	(23)	181
Net write-offs	(6)	(7)	(20)	(23)
Exchange rate changes/other		(8)	(26)	(29)
Balance at end of period	449	531	449	531
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,275	1,258	1,309	935
Provision for credit losses	(33)	166	78	724
Net write-offs	(57)	(111)	(195)	(341)
Exchange rate changes/other	(2)	(12)	(9)	(17)
Balance at end of period	1,183	1,301	1,183	1,301
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,135	1,121	1,246	832
Provision for credit losses	(94)	238	(52)	808
Net write-offs	(80)	(111)	(230)	(392)
Exchange rate changes/other	1	(1)	(2)	(1)
Balance at end of period	962	1,247	962	1,247
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	189	107	140	61
Provision for credit losses	(1)	13	8	77
Net write-offs	(5)	(7)	(15)	(24)
Exchange rate changes/other	(2)	(4)	48	(5)
Balance at end of period	181	109	181	109
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,311	2,790	2,795	1,165
Provision for credit losses	(273)	200	(427)	1,962
Net write-offs	(16)	(151)	(138)	(259)
Exchange rate changes/other	3	(66)	(205)	(95)
Balance at end of period	$ 2,025	$ 2,773	$ 2,025	$ 2,773